Securities - Amortized Cost of Securities and their Estimated Fair Values (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
FHLB stock	$ 4,428	$ 4,428
FHLB stock	4,428	4,428
Amortized Cost	184,940	208,651
Gross Unrealized Gains	1,414	2,702
Gross Unrealized Losses	(1,563)	(1,873)
Estimated Fair Value	184,791	209,480
Estimated Fair Value, Less than 12 months	87,323	99,141
Unrealized Losses, Less than 12 months	(772)	(1,577)
Estimated Fair Value, 12 months or longer	32,325	10,898
Unrealized Losses, 12 months or longer	(791)	(296)
Estimated Fair Value	119,648	110,039
Unrealized Losses	(1,563)	(1,873)
U.S. Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	84,210	83,667
Gross Unrealized Gains	536	983
Gross Unrealized Losses	(653)	(638)
Estimated Fair Value	84,093	84,012
U.S. Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	41,501	41,963
Unrealized Losses, Less than 12 months	(431)	(597)
Estimated Fair Value, 12 months or longer	9,846	3,459
Unrealized Losses, 12 months or longer	(222)	(41)
Estimated Fair Value	51,347	45,422
Unrealized Losses	(653)	(638)
Taxable Municipals Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,279	2,720
Gross Unrealized Gains	5	17
Gross Unrealized Losses	(1)	(10)
Estimated Fair Value	1,283	2,727
Taxable Municipals Bonds [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	521	1,347
Unrealized Losses, Less than 12 months	(1)	(10)
Estimated Fair Value	521	1,347
Unrealized Losses	(1)	(10)
Tax Free Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	26,412	33,004
Gross Unrealized Gains	637	1,081
Gross Unrealized Losses	(83)	(174)
Estimated Fair Value	26,966	33,911
Tax Free Municipal Bonds [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	4,860	7,369
Unrealized Losses, Less than 12 months	(51)	(174)
Estimated Fair Value, 12 months or longer	913
Unrealized Losses, 12 months or longer	(32)
Estimated Fair Value	5,773	7,369
Unrealized Losses	(83)	(174)
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	71,389	85,626
Gross Unrealized Gains	201	437
Gross Unrealized Losses	(826)	(1,051)
Estimated Fair Value	70,764	85,012
Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	40,441	48,462
Unrealized Losses, Less than 12 months	(289)	(796)
Estimated Fair Value, 12 months or longer	21,566	7,439
Unrealized Losses, 12 months or longer	(537)	(255)
Estimated Fair Value	62,007	55,901
Unrealized Losses	(826)	(1,051)
U.S. Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		2,000
Gross Unrealized Gains		1
Estimated Fair Value		2,001
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,650	1,634
Gross Unrealized Gains	35	183
Estimated Fair Value	$ 1,685	$ 1,817